SPINNAKER ETF SERIES
116 South Franklin Street
Rocky Mount, NC  27804
252-972-9922

October 4, 2024

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:	Select STOXX Europe Aerospace & Defense ETF (the “Fund”), a series of the Spinnaker ETF Series
File Nos. 333-215942 and 811-22398

Ladies and Gentlemen,
Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 112 to the Trust’s Registration Statement on Form N-1A.  The amendment was filed with the U.S. Securities and Exchange Commission electronically on September 27,  2024 with an effective date of September 30, 2024.

If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3807.

Yours truly,

/s/ Tracie Coop
Tracie Coop, Secretary